NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Convertible preferred stock	48,000	16,280,397	48,000	16,280,397	48,000	12,294,001
Stock payable					588,354	1,664,000
Stock options	2,866,319	2,583,697	2,884,718	2,610,070	2,766,467	2,453,486
Stock warrants	7,138,485	7,523,841	7,193,391	7,118,741	7,248,702	6,901,474
Total	10,052,804	26,387,935	10,126,109	26,009,208	10,651,523	23,312,961